Annual Total Returns- Federated Hermes Government Obligations Fund (Cash II Shares) [BarChart] - Cash II Shares - Federated Hermes Government Obligations Fund - CII	2016	2017	2018	2019	2020
Total	0.01%	0.14%	1.04%	1.42%	0.17%